Property and Equipment, Net (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total cost	$ 1,360,000	$ 1,144,000
Less accumulated amortization	605,000	380,000
Capital Lease
Total cost	73,000	44,000
Less accumulated amortization	(21,000)	(1,000)
Net assets under capital lease	52,000	43,000
Machinery and Equipment [Member]
Total cost	1,013,000	849,000
Machinery and Equipment [Member] | Capital Lease
Total cost	27,000	27,000
Computer equipment and software
Total cost	149,000	97,000
Computer equipment and software | Capital Lease
Total cost	$ 46,000	$ 17,000